Stock-Based Compensation (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
shares reserved	3,210,194		3,210,194
Vesting percentage			100.00%
Allocated Share-based Compensation Expense	$ 2,498,000	$ 8,000	$ 3,224,000	$ 47,000
Equity Incentive Plan 2016 [Member]
Available for future grants under the 2016 Plan	38,974		38,974
Expiration period of share-based payment award			10 years
Vesting period of share-based compensation award			4 years
AmpliPhi Biosciences Corporation [Member]
shares reserved					28,603,950
Available for future grants under the 2016 Plan					446,226
Common stock closing price					$ 0.21
Allocated Share-based Compensation Expense					$ 478,000	$ 700,000
Unrecognized compensation cost related to unvested options					$ 630,000
Weighted-average remaining period for recognition of compensation costs related to unvested options					2 years
AmpliPhi Biosciences Corporation [Member] | Equity Incentive Plan 2016 [Member]
Expiration period of share-based payment award					10 years
Vesting period of share-based compensation award					4 years
C3J [Member]
shares reserved					825,225
Vesting percentage					100.00%
Allocated Share-based Compensation Expense					$ 46,000	$ 273,000
C3J [Member] | Share-based Compensation Award, Tranche One [Member]
Vesting percentage					25.00%
C3J [Member] | Equity Incentive Plan 2016 [Member]
shares reserved					271,875
Available for future grants under the 2016 Plan					271,875
Expiration period of share-based payment award					3 years
Vesting period of share-based compensation award					10 years
Minimum [Member] | Assumed 2006 and 2016 Plan [Member]
Expiration period of share-based payment award			2 years
Minimum [Member] | Assumed 2006 and 2016 Plan [Member] | C3J [Member]
Expiration period of share-based payment award					2 years
Maximum [Member] | Assumed 2006 and 2016 Plan [Member]
Expiration period of share-based payment award			4 years
Maximum [Member] | Assumed 2006 and 2016 Plan [Member] | C3J [Member]
Expiration period of share-based payment award					4 years
Stock Option [Member]
Common stock closing price	$ 3.70		$ 3.70
Unrecognized compensation cost related to unvested options	$ 8,700,000		$ 8,700,000
Weighted-average remaining period for recognition of compensation costs related to unvested options			2 years 1 month 6 days
Stock Option [Member] | C3J [Member]
Unrecognized compensation cost related to unvested options					$ 3,000
Restricted Stock [Member]
Allocated Share-based Compensation Expense	$ 892,000		$ 1,468,000
Restricted Stock [Member] | C3J [Member]
shares reserved					416,871
Unrecognized compensation cost related to unvested options					$ 9,600,000
Weighted-average remaining period for recognition of compensation costs related to unvested options					1 year 7 months 6 days